Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity period, maximum	3 months
Expected return on fund assets calculated using market-related asset values developed	Five-year average of market values
The maximum market related asset value as a percentage of market value used to calculate net periodic benefit cost	120.00%
The minimum market related asset value as a percentage of market value used to calculate net periodic benefit cost	80.00%
Unrecognized actuarial gains and losses as a percentage in excess of the greater of the benefit obligation and the market-related plan assets	10.00%
Expected average remaining service period of active employees expected to receive benefits under the plan	10 years
Probability threshold for recognizing income tax benefits to be realized upon settlement	50.00%
Favourable leases, customer relationships and interline contracts [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets with finite lives	15 years
Favourable leases, customer relationships and interline contracts [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets with finite lives	20 years